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November 2, 2023

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AGF Investments Trust File No. 333-173167 and 811-22540 Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the undersigned hereby certifies, on behalf of the Registrant, that the Prospectuses and Statements of Additional Information do not differ from those contained in the Registrant’s Registration Statement, which was accepted on the EDGAR system on October 27, 2023 (SEC Accession No. 0001387131-23-012811).

No fees are required in connection with this filing. Should you have any questions regarding this filing, please contact Adam T. Teufel at 202.261.3464 or Kathleen Hyer at 215.994.2266 at Dechert LLP.

Sincerely,

/s/Adam T. Teufel

Adam T. Teufel